Inventories, net	12 Months Ended
Dec. 31, 2015
Inventories, net
Inventories, net

9.  Inventories, net

Inventories, net, consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Products	12,119,359	20,436,275
Packing materials and others	71,484	103,268

Inventories, net	12,190,843	20,539,543